Subsequent Events (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands	Mar. 23, 2026 USD ($) ₪ / shares $ / shares	Mar. 15, 2026 USD ($) ₪ / shares	Mar. 15, 2026 USD ($) $ / shares	Feb. 24, 2026 shares	Feb. 04, 2026 USD ($)	Feb. 04, 2026 ILS (₪)	Feb. 01, 2026 USD ($)	Feb. 01, 2026 ILS (₪)	Jan. 19, 2026 USD ($)	Jan. 19, 2026 ILS (₪)	Jan. 13, 2026 USD ($) $ / shares	Dec. 17, 2025 USD ($)	Mar. 23, 2026 ILS (₪)	Mar. 15, 2026 ILS (₪)	Jan. 13, 2026 ILS (₪)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares	Nov. 30, 2025 USD ($)	Nov. 30, 2025 ILS (₪)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 ILS (₪)	Sep. 21, 2025 ₪ / shares	Sep. 21, 2025 $ / shares	Aug. 31, 2025 USD ($)	Aug. 31, 2025 ILS (₪)	May 31, 2025 USD ($)	May 31, 2025 ILS (₪)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ₪ / shares	Aug. 31, 2024 USD ($)	Aug. 31, 2024 ILS (₪)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 ILS (₪)	May 31, 2023 USD ($)	May 31, 2023 ILS (₪)
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares																16,372
Dividend paid																$ 7,886,000		$ 7,716,000	₪ 25,146					$ 7,666,000	₪ 25,912	$ 6,743,000	₪ 24,072	$ 14,414,000	₪ 52,898			$ 9,466,000	₪ 35,572	$ 9,614,000	₪ 35,265	$ 9,605,000	₪ 35,265
Ordinary shares, par value (in Dollars per share) | ₪ / shares																	₪ 1														₪ 1
Additional cash consideration																		2,597,000	8,400
Diluted per share (in Dollars per share) | $ / shares											$ 33.38
Consideration amount | $												$ 757,692
Percentage of share capital												58.00%
Total cash																		14,837,000	48,000	$ 985,000	₪ 3,318
Cash consideration																		$ 278,200	₪ 9,000
Michpal [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | (per share)																						₪ 61.1	$ 18.6
Percentage of share capital																		60.00%	60.00%
Subsequent Events [Member]
Subsequent Events [Line Items]
Subsidiary percentage				100.00%
Gross proceeds					$ 300,600,000	₪ 297,000
Interest rate					0.50%
Credit facilities amount | $					$ 189.2
Loans amount | $					$ 38.2
Cash dividend | (per share)	₪ 0.31		$ 0.25
Ordinary shares, par value (in Dollars per share) | $ / shares	₪ 10.00
Cash dividend distribution	₪ 1,745,000										$ 60,900,000		₪ 5,429		₪ 192,000	$ 200,000,000
Additional cash consideration											$ 29,197,000				₪ 92,000
Percentage of subsequent exercises of options											32.87%
Consideration amount							$ 30,744,000	₪ 95,000	$ 117,454,000	₪ 371,100
Percentage of remaining shares							73.00%	73.00%
Transportation of municipal sectors percentage							70.00%	70.00%
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares				28,861,564
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares				0.588
Subsequent Events [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Cash dividend | ₪ / shares		₪ 0.79
Dividend paid		₪ 23,227,000	$ 23,227,000											₪ 73,094